Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Reconciliation [Abstract]
Net income (loss)	$ (34,427)	$ 98,407	$ 14,002	$ (21,831)	$ (3,204,640)	$ (3,096)	$ (24,673)	$ 25,189	$ 56,151	$ (3,207,220)	$ 542,851
Weighted average common shares outstanding during the period									153,378,000	153,192,000	153,136,000
Effect of dilutive instruments									703,000		1,558,000
Weighted average common shares outstanding during the period including the effects of dilutive instruments									154,081,000	153,192,000	154,694,000
Net income per common share — basic	$ (0.22)	$ 0.64	$ 0.09	$ (0.14)	$ (20.91)	$ (0.02)	$ (0.16)	$ 0.16	$ 0.37	$ (20.94)	$ 3.54
Net income per common share — fully diluted	$ (0.22)	$ 0.64	$ 0.09	$ (0.14)	$ (20.91)	$ (0.02)	$ (0.16)	$ 0.16	$ 0.36	$ (20.94)	$ 3.51
Number of shares not included in dilutive earnings per share that would have been anti-dilutive because the exercise price was greater than the average market price of the common shares									1,437,000	1,700,000	1,377,000